Equity-based Compensation - Schedule of allocation of share based compensation costs by plan (Detail) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Allocated share based compensation expense	$ 744	$ 5,807	$ 4,338	$ 1,330	$ 1,747
Cost of revenue
Allocated share based compensation expense	28	256	79	46	62
Sales and marketing
Allocated share based compensation expense	213	4,252	567	380	473
Product development
Allocated share based compensation expense	126	665	341	267	356
General and administrative
Allocated share based compensation expense	377	634	3,351	637	856
Time Based [Member]
Allocated share based compensation expense	744	5,807	$ 1,500	$ 1,300	1,747
Performance Shares [Member]
Allocated share based compensation expense	0	0			0
2019 Incentive Equity Pool [Member] | Time Based [Member]
Allocated share based compensation expense	0	5,807			0
2019 Incentive Equity Pool [Member] | Performance Shares [Member]
Allocated share based compensation expense	0	0			0
2015 Incentive Equity Pool [Member] | Time Based [Member]
Allocated share based compensation expense	744	0			1,747
2015 Incentive Equity Pool [Member] | Performance Shares [Member]
Allocated share based compensation expense	$ 0	$ 0			$ 0